INCOME TAXES (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%
Operating Loss Carryforwards	¥ 635,640
Income Tax Withholding Tax Rate For Foreign Invested Non Resident Entity	10.00%
Income Tax Withholding Tax Rate For Foreign Invested Non Resident Entity With Parent Company Incorporated In Qualified Jurisdictions	5.00%
Undistributed Earnings of Domestic Subsidiaries	¥ 1,223,689
Period Of Statute Of Limitations For Underpayment Of Taxes Due To Computational Errors	3 years
Period Of Statute Of Limitations For Underpayment Of Taxes More Than Specified Amount	5 years
Minimum Amount Of Underpayment Of Taxes For Statute Of Limitation To Be Extended To Five Years	¥ 100
Period Of Statute Of Limitations For Transfer Pricing Issues	10 years
Income Tax Holiday, Description	two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years tax losses.
Unrecognized Tax Benefits, Ending Balance	¥ 14,755	¥ 8,345	¥ 7,122	¥ 4,148
Dividend Withholding Tax Accrued	30,696
Valuation Allowance of Deferred Tax Assets [Member]
Income Tax Disclosure [Line Items]
Valuation Allowances and Reserves, Charged to Cost and Expense	47,122	29,693	22,158
Valuation Allowances and Reserves, Deductions	15,508	18,421	9,984
Valuation Allowances and Reserves, Write-off	¥ 1,955	¥ 0	¥ 0
Hanting Technology Suzhou Co Ltd [Member]
Income Tax Disclosure [Line Items]
Income Tax Rate Reduction For Qualified Enterprise	50.00%
Mengguang Information and Technology (Shanghai) Co., Ltd [Member] | PRC [Member]
Income Tax Disclosure [Line Items]
Income Tax Rate Reduction For Qualified Enterprise	50.00%
HONG KONG | China Lodging Holdings H K Limited [Member] | Starway Hotels (Hongkong) Limited [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%	16.50%
SINGAPORE | China Lodging Holdings Singapore Pte Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	17.00%	17.00%	17.00%
PRC
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%